5. MINERAL PROPERTY INTERESTS	12 Months Ended
Jan. 31, 2021
Notes
5. MINERAL PROPERTY INTERESTS

5.MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral claims.  The Company has investigated title to all of its mineral property interests and, to the best of its knowledge, title to all of its interests are in good standing.  The mineral property interests in which the Company has committed to earn an interest are located in Canada.

Morrison claims, Canada	2021	2020	2019

Balance, beginning and end of year	$4,832,500	$4,832,500	$4,832,500

Copper claims

The Company holds a 100% interest in certain mineral claims located in the Granisle area of B.C., subject to a 3% NSR royalty.  These claims are located near the Morrison claims.  The Company has met its requirements to maintain its recorded interest in the mineral claims with the Province of B.C. until 2021 and there are no other payments required until that year.  During the year ended January 31, 2005 the previously capitalized amounts were written-off to operations.

CUB claims

The Company holds a 100% interest in certain mineral claims located in the Granisle area of B.C., subject to a 3% NSR royalty.  These claims are located near the Morrison claims.  The Company has met its requirements to maintain its recorded interest in the mineral claims with the Province of B.C. until 2021 and there are no other payments required until that year.  During the year ended January 31, 2005 the previously capitalized amounts were written-off to operations.

Hearne Hill claims

The Company held a 100% interest in the Hearne Hill claims located in the Omineca District of the Province of British Columbia (“B.C.”).  During the year ended January 31, 2006, the previously capitalized amounts were written-off to operations.  The Hearne Hill claims were subject to a legal claim, which was settled in during the year ended January 31, 2009.  Pursuant to the settlement, the Company retains the right, title and interest in and to all claims that were the subject of the action, with the exception of Mineral Tenure No. 242812 (the “Hearne 1 Claim”) and Mineral Tenure No. 242813 (the “Hearne 2 Claim”), which were transferred to the plaintiff optionors.  No cash payment was made to the plaintiffs and all claims in the action have been dismissed.

Morrison claims

On April 19, 2004, the Company and Noranda Mining and Exploration Inc, “Noranda" (which was subsequently acquired by Falconbridge Limited, "Falconbridge", which was subsequently acquired by Xstrata LLP, "Xstrata”, which was subsequently acquired by Glencore PLC, "Glencore”) signed an agreement whereby Noranda agreed to sell its remaining 50% interest to the Company such that the Company would have a 100% interest in the Morrison claims.

In order to obtain the remaining 50% interest, the Company agreed to:

i)             on or before June 19, 2004, pay $1,000,000 (paid to Noranda), issue 250,000 common shares (issued to Noranda) and issue 250,000 share purchase warrants exercisable at $4.05 per share until June 5, 2006 (issued to Noranda);

ii)            pay $1,000,000 on or before October 19, 2005 (paid to Falconbridge);

iii)            pay $1,500,000 on or before April 19, 2007 (paid to Falconbridge); and

iv)          issue 250,000 common shares on or before commencement of commercial production. In the event the trading price of the Company’s common shares is below $4.00 per share, the Company is obligated to pay, in cash, the difference between $1,000,000 and the average trading price which is less than $4.00 per share multiplied by 250,000 common shares.

The Company agreed to execute a re-transfer of its 100% interest to Falconbridge if the Company fails to comply with the terms of the agreement.  This re-transfer is held by a mutually acceptable third party until the final issue of shares has been made.

The Company has also acquired a 100% interest in certain mineral claims adjacent to the Morrison claims, subject to 1.5% NSR royalty.  On January 7, 2005, the Company signed an agreement to acquire an option for a 100% interest in additional claims in the Omineca District of B.C.  As consideration, the Company issued 45,000 common shares at a value of $180,000.

The Company started exploration of the Morrison property in October 1997.  A positive Feasibility Study, as defined by National Instrument 43-101, was released by the Company for the Morrison Copper/Gold Project in February 2009.  The study described the scope, design and financial viability of a conventional open pit mine with a 30,000 tonnes per day mill with a 21 year mine life.  The mineral reserve estimates have been prepared and classified in accordance with CIM Classification established under National Instrument 43-101 of the Canadian Securities Administrators.  The reserve estimate takes into consideration all geologic, mining, milling and economic factors and is stated according to the Canadian Standards.  Under US standards, no reserve declaration is possible until financing and permits are acquired.

The Company has progressed to the certificate/permit stage of the exploration and evaluation of the Morrison property.